Long Term Borrowing (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Schedule of Long-Term Borrowing

	As at December 31,	As at December 31,
	2017 $	2016 $
Current portion of long-term borrowings
Promissory note	130	125
Obligation under finance leases	48	44
	178	169
Long-term borrowings
Promissory note	703	833
Obligation under finance leases	48	69
	751	902
	929	1,071